Other Information (Tables)	12 Months Ended
Dec. 31, 2011
Other Information [Abstract]
Details of unaudited summary financial results

	(in thousands)
	Quarter Ended				Total Year
	March 31	June 30	September 30	December 31
2011
Total revenue	$15,321	$33,437	$32,439	$47,981	$129,178
Loss from operations	(2,529)	(13,988)	(13,320)	(29,553)	(59,390)
Net loss attributable to common shareholders	(9,298)	(18,497)	(1,952)	(60,921)	(90,668)
Basic and diluted loss per common share	$(0.12)	$(0.16)	$(0.01)	$(0.46)	$(0.80)
2010
Total revenue	$6,655	$8,402	$7,920	$9,046	$32,724
Loss from operations	(4,493)	(6,451)	(3,394)	(5,071)	(19,409)
Net loss attributable to common shareholders	(4,049)	(5,994)	(4,324)	(1,900)	(16,267)
Basic and diluted loss per common share	$(0.07)	$(0.10)	$(0.06)	$(0.02)	$(0.25)

Details of operating activities by segment
December 31, 2011 (in thousands)
	Corporate Unallocated	U.S. Upstream	Canadian Upstream	Midstream	Oilfield Services	Intersegment Eliminations	Total
Oil and gas Sales	$—	$95,535	$10,731	$—	$—	$—	$106,266
Field operations and other	—	1,665	36	2,491	22,472	(3,752)	22,912

Total revenue	—	97,200	10,767	2,491	22,472	(3,752)	129,178
Lease operating expenses	—	26,689	1,813	—	—	(1,434)	27,068
Severance taxes and marketing	—	6,886	588	—	—	—	7,474
Exploration	—	1,497	40	—	—	—	1,537
Field Operations	—	1,508	—	373	17,375	(2,318)	16,938
Impairment of unproved oil & gas properties	—	—	—	—	—	—	—
Impairment of proved oil & gas properties	—	22,900	—	—	—	—	22,900
Depreciation, depletion and accretion	—	40,374	6,055	1,789	872	—	49,090
General and administrative	50,794	8,822	1,914	850	1,181	—	63,561

Total expenses	50,794	108,676	10,410	3,012	19,428	(3,752)	188,568
Interest income	4	15	2,062	—	—	(2,054)	27
Interest expense	(9,879)	(2,315)	13	(1,674)	(204)	2,054	(12,005)
Gain (loss) on derivative contracts	(6,346)	—	—	—	—	—	(6,346)
Other income and (expense)	—	611	(5)	—	—	—	606

Total other income and expense	(16,221)	(1,689)	2,070	(1,674)	(204)	—	(17,718)
Loss from continuing operations before non-controlling interest	(67,015)	(13,165)	2,427	(2,195)	2,840	—	(77,108)
Income tax expense (benefit)	—	(571)	(125)	—	—	—	(696)
Net (income) loss attributable to non-controlling interest	—	(249)	—	—	—	—	(249)

Net loss	$(67,015)	$(12,843)	$2,552	$(2,195)	$2,840	$—	$(76,661)

	December 31, 2010 (in thousands)
	Corporate Unallocated	U.S. Upstream	Canadian Upstream	Midstream	Oilfield Services	Intersegment Eliminations	Total
Oil and gas Sales	$—	$27,715	$—	$—	$—	$—	$27,715
Field operations and other	—	1,905	—	414	5,027	(2,337)	5,009

Total revenue	—	29,620	—	414	5,027	(2,337)	32,724
Lease operating expenses	—	10,399	—	—	—	—	10,399
Severance taxes and marketing	—	2,305	—	—	—	—	2,305
Exploration	—	936	—	—	—	—	936
Field Operations	—	2,213	—	214	4,273	(2,337)	4,363
Impairment of proved oil & gas properties	—	306	—	—	—	—	306
Depreciation, depletion and accretion	—	8,347	—	45	531	—	8,923
General and administrative	22,835	1,798	—	71	197	—	24,901

Total expenses	22,835	26,304	—	330	5,001	(2,337)	52,133
Interest income	41	20	—	—	—	—	61
Interest expense	(3,412)	(23)	—	—	(159)	—	(3,594)
Gain (loss) on derivative contracts	820	(6)	—	—	—	—	814

Total other income and expense	(2,551)	(9)	—	—	(159)	—	(2,719)
Loss from continuing operations before non-controlling interest	(25,386)	3,307	—	84	(133)	—	(22,128)
Net (income) loss attributable to non-controlling interest	—	(129)	—	—	—	—	(129)

Net income (loss) from continuing operations	(25,386)	3,178	—	84	(133)	—	(22,257)
Income from discontinued operations	—	8,457	—	—	—	—	8,457

Net loss	$(25,386)	$11,635	$—	$84	$(133)	$—	$(13,800)

	December 31, 2009 (in thousands)
	Corporate Unallocated	U.S. Upstream	Canadian Upstream	Midstream	Oilfield Services	Intersegment Eliminations	Total
Oil and gas Sales	$—	$6,607	$—	$—	$—	$—	$6,607
Field operations and other	—	237	—	—	—	—	237

Total revenue	—	6,844	—	—	—	—	6,844
Lease operating expenses	—	3,879	—	—	—	—	3,879
Severance taxes and marketing	—	500	—	—	—	—	500
Exploration	—	790	—	—	—	—	790
Impairment of proved oil & gas properties	—	634	—	—	—	—	634
Depreciation, depletion and accretion	—	3,168	—	—	—	—	3,168
General and administrative	8,485	5	—	—	—	—	8,490

Total expenses	8,485	8,976	—	—	—	—	17,461
Interest income	1	—	—	—	—	—	1
Interest expense	(3,336)	645	—	—	—	—	(2,691)
Gain (loss) on derivative contracts	(2,061)	(264)	—	—	—	—	(2,325)

Total other income and expense	(5,396)	381	—	—	—	—	(5,015)
Loss from continuing operations before non-controlling interest	(13,881)	(1,751)	—	—	—	—	(15,632)
Net (income) loss attributable to non-controlling interest	—	63	—	—	—	—	63

Net income (loss) from continuing operations	(13,881)	(1,688)	—	—	—	—	(15,569)
Income from discontinued operations	—	445	—	—	—	—	445

Net loss	$(13,881)	$(1,243)	$—	$—	$—	$—	$(15,124)

Summary of costs incurred in oil and gas property acquisition, exploration, and development activities

	(in thousands)
	2011	2010	2009
Purchase of non-producing leases	$412,099	$46,683	$2,603
Purchase of producing properties	204,511	53,116	3,288
Exploration costs	189,535	43,466	3,794
Development costs	24,740	13,641	6,798
Asset retirement obligation	12,843	2,171	278

	$843,728	$159,077	$16,761

Summary of estimating quantities of proved reserves data

	Crude oil and Condensate	Natural Gas
	(mbbl)	(mcf)
Balance December 31, 2008	2,410	4,253
Extensions, discoveries and other additions	982	2,087
Revisions of previous estimates	1,329	34
Purchases of reserves in place	84	3,468
Sales of reserves in place	(16)	(20)
Production	(180)	(458)

Balance December 31, 2009	4,609	9,364
Revisions of previous estimates	(112)	541
Purchase of reserves	3,328	22,250
Extensions, discoveries, and other additions	890	13,822
Sale of reserves	(1,507)	(5,298)
Production	(384)	(1,227)

Balance December 31, 2010	6,824	39,452
Revisions of previous estimates	6,937	40,495
Purchase of reserves	6,345	43,757
Extensions, discoveries, and other additions	2,687	22,399
Sale of reserves	(215)	(11)
Production	(869)	(6,855)

Balance December 31, 2011	21,709	139,237

Developed reserves, included above
December 31, 2009	2,055	4,953
December 31, 2010	3,720	18,888
December 31, 2011	9,179	90,198

Details of standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves

	(in thousands)
	Years Ended December 31,
	2011	2010	2009
Future cash inflows	$2,409,249	$709,788	$262,758
Future production costs	(765,048)	(253,544)	(93,078)
Future development costs	(330,007)	(77,216)	(33,245)
Future income tax expense	(253,721)	(88,233)	(30,858)
Future net cash flows	1,060,473	290,795	105,577
10% annual discount for estimated timing of cash flows	(586,077)	(162,836)	(58,189)

Standardized measure of discounted future net cash flows	$474,396	$127,959	$47,388

Changes in standardized measure of discounted future net cash flow relating to proved oil and gas reserves

	(in thousands)
	Year Ended December 31,
	2011	2010	2009
Balance, beginning of period	127,959	47,388	15,621
Net change in sales and transfer prices and in production (lifting) costs related to future production	49,498	17,133	12,387
Changes in estimated future development costs	(167,399)	(50,950)	(18,755)
Sales and transfers of oil and gas produced during the period	(71,724)	(19,054)	(4,757)
Net change due to extensions, discoveries and improved recovery	110,316	51,022	17,578
Net change due to revisions in quantity estimates	235,163	(355)	17,654
Previously estimated development costs incurred during the period	24,740	25,020	6,798
Accretion of discount	27,029	2,740	2,614
Purchase of minerals in place	234,336	112,406	8,739
Sale of minerals in place	(3,726)	(23,837)	(262)
Other	824	(1,863)	(3,606)
Net change in income taxes	(92,620)	(31,691)	(6,623)

Standardized measure of discounted future net cash flows	474,396	127,959	47,388

Standardized measure to calculate future net revenues

	2011	2010	2009
Oil (per bbl)	$96.19	$79.43	$54.96
Natural gas liquids (per bbl)	$44.25	$—	$27.20
Gas (per mcf)	$4.11	$4.37	$3.35